Taxation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 0
Income tax expenses	€ 356,000		€ 249,000	[1]
Incyte [member] | Dutch [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Licence fee income | $		$ 120.0
Netherlands [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of income tax rate effectively owed	75.00%	75.00%
Tax rate	7.00%	7.00%
Estimated effective tax rate	25.00%	25.00%
Income tax expenses	€ 0
Netherlands [member] | Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated effective tax rate	25.00%	25.00%
Netherlands [member] | 1-2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated effective tax rate	22.55%	22.55%
Netherlands [member] | 2-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated effective tax rate	20.50%	20.50%
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated effective tax rate	28.00%	28.00%	40.00%
Income tax expenses	€ 400,000		€ 200,000		€ 0
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	75,900,000		€ 140,500,000
Deductible temporary difference, deferred revenue	€ 114,600,000

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.